Business Combinations - Summary of Components of Identified Intangible Assets Acquired and Estimated Useful Lives (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
	Jul. 29, 2022	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Developed Technology | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				4 years
Developed Technology | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				20 years
Database
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				15 years
Customer Relationships | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				3 years
Customer Relationships | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				15 years
Tradename | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				3 years
Tradename | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				20 years
Expert Network
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				6 years
Content Library
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)				10 years
Aicel Technologies
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 3,000	$ 3,000
Estimated Useful Life (Years)		15 years
Aicel Technologies | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 1,200	$ 1,200
Estimated Useful Life (Years)	8 years
Aicel Technologies | Database
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 750	750
Estimated Useful Life (Years)	8 years
Aicel Technologies | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 650	650
Estimated Useful Life (Years)	11 years
Aicel Technologies | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 400	$ 400
Estimated Useful Life (Years)	7 years
Oxford Analytica
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				$ 4,600
Oxford Analytica | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				750
Oxford Analytica | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				926
Oxford Analytica | Expert Network
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,924
Fireside
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				3,816
Fireside | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,349
Fireside | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,314
Fireside | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				153
Timebase
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,474
Timebase | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				537
Timebase | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				937
Board.org
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				9,122
Board.org | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				8,855
Board.org | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				267
Equilibrium
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				4,909
Equilibrium | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				4,909
Predata
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				5,336
Predata | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,195
Predata | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				3,477
Predata | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				664
Curate
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				3,720
Curate | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				623
Curate | Database
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,269
Curate | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,828
Forge
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				3,705
Forge | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,672
Forge | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,033
FrontierView
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				5,557
FrontierView | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,972
FrontierView | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,754
FrontierView | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				239
FrontierView | Content Library
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				592
2021 Acquisitions
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				42,239
Estimated Useful Life (Years)			15 years
2021 Acquisitions | Developed Technology
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				12,257
2021 Acquisitions | Database
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				1,269
2021 Acquisitions | Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				22,948
2021 Acquisitions | Tradename
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,249
2021 Acquisitions | Expert Network
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				2,924
2021 Acquisitions | Content Library
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value				$ 592